Exhibit 99.02

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2022-INV3
Start - End Dates:	5/2021 - 1/2022

Conditions Report 2.0

Loans in Report:	74
Loans with Conditions:	74

0 - Total Active Conditions

224 - Total Satisfied Conditions

202 - Credit Review Scope
10 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
3 - Category: Assets
24 - Category: DTI
122 - Category: HMDA
22 - Category: Income/Employment
6 - Category: Insurance
4 - Category: Legal Documents
8 - Category: Terms/Guidelines
1 - Category: Title
10 - Property Valuations Review Scope
7 - Category: Appraisal
3 - Category: FEMA
12 - Compliance Review Scope
5 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Documentation
6 - Category: TILA/RESPA Integrated Disclosure

1 - Total Waived Conditions

1 - Property Valuations Review Scope
1 - Category: Appraisal

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.